RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Related Party Transactions And Balances
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Salaries, benefits, and consulting fees	$237	$243	$975	$742
Share-based payments	427	230	1,251	1,133
	$664	$473	$2,226	$1,875

Schedule Of Due To Related Parties
	September 30, 2022	December 31, 2021
Oniva International Services Corp.	$99	$107
Directors	31	56
Silver Wolf Exploration	(58)	-
	$72	$163

Schedule Of Related Party Transactions With Oniva
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Salaries and benefits	$218	$172	$670	$550
Office and miscellaneous	119	91	325	273
	$337	$263	$995	$823